UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Bedrijfstakpensioenfonds voor de Media PNO
Address:         Postbus 1340
                 1200 BH Hilversum
                 The Netherlands

13F File Number: 028-10623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Daan Heijting

Title:           director
Phone:           0031356259214

Signature,       Place,              and Date of Signing:
Daan Heijting    Hilversum           August 7, 2007




Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT.
[   ] 13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  22
Form 13F Information Table Value Total:  $162,555

FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

ADOBE SYS INC DEL COM          COM              00724F101     8231   205000 SH       SOLE                   205000        0        0
CHEVRON CORPORATION COM        COM              166764100     7582    90000 SH       SOLE                    90000        0        0
CISCO SYS INC COM              COM              17275R102     6684   240000 SH       SOLE                   240000        0        0
CITADEL BROADCASTING CORP      COM              17285T106       44     6758 SH       SOLE                     6758        0        0
CITIGROUP INC COM              COM              172967101    10258   200000 SH       SOLE                   200000        0        0
DISCOVER FINANCIAL SERVICES    COM              254709108     1230    60000 SH       SOLE                    60000        0        0
DISNEY WALT CO COM             COM              254687106     3004    88000 SH       SOLE                    88000        0        0
DOW CHEM CO COM                COM              260543103     3538    80000 SH       SOLE                    80000        0        0
EMC CORP MASS                  COM              268648102     3620   200000 SH       SOLE                   200000        0        0
ELECTRONIC DATA SYS CORP NEW   COM              285661104     5823   210000 SH       SOLE                   210000        0        0
EXXON MOBIL CORP               COM              30231G102    20551   245000 SH       SOLE                   245000        0        0
GENERAL ELEC CO COM            COM              369604103    21054   550000 SH       SOLE                   550000        0        0
GOOGLE INC CL A                COM              38259P508     3659     7000 SH       SOLE                     7000        0        0
HEWLETT PACKARD CO COM         COM              428236103     7139   160000 SH       SOLE                   160000        0        0
INTEL CORP                     COM              458140100     6172   260000 SH       SOLE                   260000        0        0
MICROSOFT CORP COM             COM              594918104    10315   350000 SH       SOLE                   350000        0        0
MORGAN STANLEY                 COM              617446448     8356   120000 SH       SOLE                   120000        0        0
PROCTER & GAMBLE CO COM        COM              742718109     8567   140000 SH       SOLE                   140000        0        0
SCHLUMBERGER LTD COM           COM              806857108     7050    83000 SH       SOLE                    83000        0        0
TIME WARNER INC                COM              887317105     6312   300000 SH       SOLE                   300000        0        0
VERIZON COMMUNICATIONS COM     COM              92343V104     5229   127000 SH       SOLE                   127000        0        0
YAHOO INC                      COM              984332106     8139   300000 SH       SOLE                   300000        0        0